Expenses by Nature - Amortization and Depreciation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	€ 450	€ 438	€ 447
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	277	273	275
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	53	53	65
Selling, general and administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Amortization and depreciation	120	112	€ 107
Professional Services
Disclosure of attribution of expenses by nature to their function [line items]
Expense of restructuring activities	€ 4	€ 22